SEGMENT REPORTING (Tables)	9 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of segment information

For the
period
from
March 18,
2025
(inception)
through
December 31,
2025
General and administrative expenses	$15,671
Total operating expenses	(15,671)
Income tax expense	—
Net loss	$(15,671)